Contract revenues - Contract Revenue Attributable to Licensing Arrangements (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract Revenue [Abstract]
Total contract revenues	SFr 14,801	SFr 3,935	SFr 0
Janssen
Contract Revenue [Abstract]
Total contract revenues	14,800	0	0
Life Molecular Imaging [Member]
Contract Revenue [Abstract]
Total contract revenues	0	3,935	0
Other [Member]
Contract Revenue [Abstract]
Total contract revenues	SFr 1	SFr 0	SFr 0